Provisions - Movements by Class of Provisions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	¥ 194,818	¥ 213,250
Additional provisions		54,040
Amounts used		(62,639)
Unused amounts reversed		(10,383)
Amortization of discount and effect of change in discount rate		557
Others		(7)
Ending balance	200,053	194,818
IFRS 9 [member]
Disclosure of other provisions [line items]
Additional provisions	58,614
Amounts used	(53,251)
Unused amounts reversed	(135)
Amortization of discount and effect of change in discount rate	(120)
Others	127
Ending balance	200,053
Provision for interest repayment [member]
Disclosure of other provisions [line items]
Beginning balance	148,409	145,179
Additional provisions		47,000
Amounts used		(44,063)
Unused amounts reversed		(106)
Amortization of discount and effect of change in discount rate		399
Ending balance	143,429	148,409
Provision for interest repayment [member] | IFRS 9 [member]
Disclosure of other provisions [line items]
Additional provisions	39,000
Amounts used	(43,674)
Unused amounts reversed	(29)
Amortization of discount and effect of change in discount rate	(277)
Ending balance	143,429
Other provisions [member]
Disclosure of other provisions [line items]
Beginning balance	46,409	68,071
Additional provisions		7,040
Amounts used		(18,576)
Unused amounts reversed		(10,277)
Amortization of discount and effect of change in discount rate		158
Others		(7)
Ending balance		¥ 46,409
Other provisions [member] | IFRS 9 [member]
Disclosure of other provisions [line items]
Additional provisions	19,614
Amounts used	(9,577)
Unused amounts reversed	(106)
Amortization of discount and effect of change in discount rate	157
Others	127
Ending balance	¥ 56,624